Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of useful lives for property plant and equipment

Computers, software, and office equipment	1-5 years
Machinery and equipment	3-5 years
Vehicles	5-7 years
Furniture and fixtures	5-10 years
Crude oil gathering, storage, and transportation facilities	7-10 years
Remediation Processing Centers (heavy extraction and remediation equipment) (“RPC”)	20 years
Pipeline and related facilities	20 years
Leasehold improvements	Lesser of the lease term or estimated useful life